Summary of Unaudited Quarterly Results of Operations	12 Months Ended
Dec. 31, 2015
Summary Of Unaudited Quarterly Results Of Operations [Abstract]
Quarterly Financial Information [Text Block]

22. Summary of Unaudited Quarterly Results of Operations

2015	March 31,	June 30,	September 30,	December 31,
Revenues	$12,506,625	$17,119,567	$14,084,872	$20,841,336
Income from continuing operations	2,499,160	7,983,295	2,286,383	10,115,987
Income from discontinuing operations	24,428	238,287	253,894	3,204,788
Net income - America First Multifamily Investors, L.P.	$2,524,479	$8,221,271	$2,540,649	$13,322,624

Income from continuing operations, per unit	$0.04	$0.12	$0.03	$0.15
Income from discontinued operations, per unit	-	-	0.01	(0.01)
Net income, basic and diluted, per unit	$0.04	$0.12	$0.04	$0.14

2014	March 31,	June 30,	September 30,	December 31,
Revenues	$12,399,967	$10,467,428	$11,043,537	$11,731,863
Income from continuing operations	5,987,080	3,627,571	3,297,958	2,063,806
Income (loss) from discontinued operations	59,646	30,512	6,722	(44,107)
Net income - America First Multifamily Investors, L.P.	$6,046,829	$3,658,457	$3,307,829	$2,020,746

Income from continuing operations, per unit	$0.10	$0.05	$0.06	$0.04
Income from discontinued operations, per unit	-	-	-	-
Net income, basic and diluted, per unit	$0.10	$0.05	$0.06	$0.04